Components of Income Tax Expense (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Current income tax (expense) benefit:
Federal and state	$ 28,291	$ 11,134	$ 38,878
Foreign	(796)	(3,218)	(4,558)
Current Income Tax Expense (Benefit), Total	27,495	7,916	34,320
Deferred income tax (expense) benefit:
Federal and state	(89,421)	(2,959)	26,664
Foreign	(2,191)	13,004	548
Total Deferred Income Tax Expense (Benefit), Total	(91,612)	10,045	27,212
Total income tax (expense) benefit	$ (64,117)	$ 17,961	$ 61,532